CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary shares	Preference shares [1]	Additional paid-in capital [1]	Retained earnings	Retained earnings Ordinary shares	Cumulative foreign currency translation adjustments:	Unrealized appreciation on available for sale investments:	Gain on derivatives, net of taxes
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		$ 600,000	$ 753,500,000	$ 716,200,000	$ 1,397,200,000		$ (177,400,000)	$ 192,500,000	$ 4,600,000
Capital contribution	$ 45,000,000.0
Net income/(loss) for the year	29,800,000
Dividends						$ 0
Change for the year, net of income taxes							21,400,000	(157,900,000)
Aggregate liquidation preferences	775,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,774,800,000	600,000	753,500,000	761,200,000	1,382,500,000		(156,000,000.0)	34,600,000	(1,600,000)
Net change from current period hedged transactions									(6,200,000)
Total accumulated other comprehensive (loss)/income	(123,000,000.0)
Capital contribution	0
Net income/(loss) for the year	51,100,000
Dividends						(40,000,000.0)
Change for the year, net of income taxes							(30,900,000)	(367,800,000)
Aggregate liquidation preferences	775,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,358,000,000	600,000	753,500,000	761,200,000	1,349,000,000		(186,900,000)	(333,200,000)	13,800,000
Net change from current period hedged transactions									15,400,000
Total accumulated other comprehensive (loss)/income	(506,300,000)
Capital contribution	0
Net income/(loss) for the year	534,700,000
Dividends	(49,865,700)					$ (40,300,000)
Change for the year, net of income taxes							14,400,000	105,600,000
Aggregate liquidation preferences	775,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,908,500,000	$ 600,000	$ 753,500,000	$ 761,200,000	$ 1,793,500,000		$ (172,500,000)	$ (227,600,000)	(200,000)
Net change from current period hedged transactions									$ (14,000,000.0)
Total accumulated other comprehensive (loss)/income	$ (400,300,000)

[1]	Preference shares of $775.0 million, less issuance costs of $21.5 million (December 31, 2022 and 2021 — $775.0 million and $21.5 million).